Operating Segments (Details) - Schedule of reporting on operating segments - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	$ 23,590	$ 24,239	$ 51,683	$ 49,139	$ 103,642
Gross profit	7,240	9,072	18,542	18,003	30,328
Unallocated corporate expenses	(9,534)	(8,026)	(20,590)	(14,593)	(31,024)
Finance expenses, net	(1,618)	(109)	(3,651)	214	(1,189)
Income before taxes on income	(3,912)	937	(5,699)	3,624	(1,885)
Proprietary Products [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	18,607	19,323	41,618	40,193	75,521
Gross profit	6,351	8,264	16,913	16,666	27,327
Distribution [Member]
Operating Segments (Details) - Schedule of reporting on operating segments [Line Items]
Revenues	4,983	4,916	10,065	8,946	28,121
Gross profit	$ 899	$ 808	$ 1,629	$ 1,337	$ 3,001